Investment Objectives and Goals - American Century Mutual Funds, Inc - BALANCED FUND	Mar. 01, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Balanced Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.